DERIVATIVE LIABILITIES Warrants - Purchase Consideration and Contingent Consideration (Details) - USD ($)			12 Months Ended
	May 18, 2020	Nov. 20, 2019	Dec. 31, 2020	Dec. 31, 2019	May 24, 2019
Disclosure of detailed information about business combination [line items]
Share issuance - make-whole [Note 14]			$ 3,765,927	$ 3,245,180
Contingent consideration fair value			22,961,412	22,656,980
Qualifying Transaction
Disclosure of detailed information about business combination [line items]
Derivative liabilities					$ 2,813,718
Make-Whole Provision			0	3,540,803
Non-derivative portion of purchase consideration			9,053,057	6,290,897
Sira Acquisition
Disclosure of detailed information about business combination [line items]
Contingent consideration			21,821,132		$ 21,820,132
Contingent consideration fair value			$ 22,961,412	$ 22,656,980
Exchangeable Shares
Disclosure of detailed information about business combination [line items]
Share issuance - make-whole, shares	614,515	389,905
Exchangeable Shares | Qualifying Transaction
Disclosure of detailed information about business combination [line items]
Share issuance - make-whole [Note 14]	$ 3,765,927	$ 3,245,180
Share issuance - make-whole, shares	614,515	389,905